Derivatives and Hedging Activities	3 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Note 10. Derivative instruments and hedging activities
Since the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.
The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, British Pound, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. These contracts mature through December 2026.
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
		(U.S. $ in thousands)
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$80	$71	$87,158	$29,244
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,104	4,005	53,904	89,414
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(29)	(21)	24,502	82,818
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(1,306)	(3)	30,559	5,687
		$849	$4,052	$196,123	$207,163
Foreign exchange contracts not designated as hedging instruments
As of September 30, 2025, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $111.7 million, and were used to reduce foreign currency exposures of the Euro, NIS, British Pound, Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, a gain of $1.4 million and a loss of $3.0 million were recognized under financial income, net for the three-month periods ended September 30, 2025 and 2024, respectively and a loss of $4.1 million and a loss of $1.2 million were recognized under financial income, net for the nine-month periods ended September 30, 2025 and 2024, respectively. Such gains and losses partially offset the revaluation losses of the balance sheet items which are also recognized under financial income, net.
Cash Flow Hedging - Hedges of Forecasted Foreign Currency Payroll and other operating expenses
As of September 30, 2025, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of $15.1 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss.
Cash Flow Hedging - Hedges of Forecasted Foreign Currency Revenue
The Company transacts business in U.S. dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to fifteen months. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue in the normal course of business, and accordingly, they are not speculative in nature.
As of September 30, 2025, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of €59.4 million into dollars.